Cover	May 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	UPLAND SOFTWARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36720
Entity Tax Identification Number	27-2992077
Entity Address, Address Line One	401 Congress Avenue, Suite 1850
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	960-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001505155
Amendment Flag	false